Equity-Accounted Investees - Grifols Egypt for Plasma Derivatives (S.A.E.) and Shanghai RAAS Blood Products Co. Ltd (Details) $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 29, 2021 EUR (€)	Jul. 29, 2021 USD ($)	Mar. 30, 2020 EUR (€)	Mar. 31, 2019 shares	Mar. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 ¥ / shares	Mar. 30, 2020 ¥ / shares
Disclosure of associates [line items]
Share capital						€ 119,603,705		€ 119,603,705
Change in fair value of financial instruments						€ 11,999,000		€ 246,000	€ 55,703,000
Term of the government bonds						10 years	10 years
Grifols Egypt Plasma Derivatives
Disclosure of associates [line items]
Contribution made	€ 30,454,000	$ 36,750					$ 22,000
Percentage of shareholding	49.00%	49.00%				49.00%	49.00%	49.00%
Share capital | $		$ 300,000
Contribution from entity as a percentage of total contributions from all shareholders during the year						49.00%	49.00%
Total contributions by all shareholders during the period | $							$ 45,000
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Percentage of shareholding			26.20%	26.20%		26.20%	26.20%	26.20%
Number of shares received in exchange for investment | shares				1,766,000,000						1,766,000,000
Minority shareholder interest										45.00%
Change in fair value of financial instruments			€ 56,526,000		€ 56,526,000
Transaction costs			€ 34,088,000
SRAAS Share price | ¥ / shares											¥ 6.34	¥ 6.80	¥ 7.91
Term of cash flows since SRAAS operates						14 years	14 years
Minimum long-term growth rate for current investments (in years)						5 years	5 years
Further cash flow term after fourth year						10 years	10 years
Perpetual Growth rate						3.30%	3.30%
Pre-tax discount rate						9.20%	9.20%
Perpetual Growth rate						50.00%	50.00%
Pre-tax discount rate						50.00%	50.00%
Term of the government bonds						10 years	10 years
Pre-tax discount rate + 50 bps						(2.00%)	(2.00%)
Grifols Diagnostics Solutions Inc [Member] | Shanghai RAAS Blood Products Co., Ltd.
Disclosure of associates [line items]
Number of subsidiary's shares delivered in exchange for investment | shares				90						90
Economic rights (as a percent)				45.00%
Voting rights (in percent)				40.00%